HELLENIC REPUBLIC BANK SUPPORT PLAN (Details) € / shares in Units, € in Millions		1 Months Ended	12 Months Ended
	Apr. 30, 2016 EUR (€)	May. 31, 2009 EUR (€)	Dec. 31, 2015 EUR (€) shares	Jul. 17, 2014 EUR (€)	Sep. 16, 2013 EUR (€)	Aug. 06, 2013 EUR (€)	Dec. 30, 2011 € / shares shares	May. 21, 2009 € / shares shares
Hellenic Republic Bank Support Plan Details [Abstract]
Bank's Share Capital Increase		€ 350
Issuance of preferred stock - Par value per share | € / shares							€ 5.00	€ 5.00
Share Capital Increase covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points.		130
Issue Of Redeemable Preference Shares | shares							200,000,000	70,000,000
Hellenic Republic Bank Support Plan Parenthetical Information [Abstract]
Nominal Value Of Greek Government Bonds				€ 1,262	€ 60	€ 787
Annual Interest Rate Fee Basis Points Ranges From:			104
Annual Interest Rate Fee Basis Points Ranges To:			115
Floating Rate Notes I [Member]
Debt Instrument [Line Items]
Issue date			May 02, 2013
Maturity date			May 03, 2016
Nominal amount			€ 4,500
Interest rate			Three-month Euribor plus 1,200 bps
Interest payment			Quarterly
Debt Instrument Basis Points | shares			1,200
Floating Rate Notes Ii [Member]
Debt Instrument [Line Items]
Issue date			Oct. 19, 2015
Maturity date			Apr. 19, 2016
Nominal amount			€ 2,600
Interest rate			Six-month Euribor plus 800 bps
Interest payment			Semi-annually
Debt Instrument Basis Points | shares			800
Floating Rate Notes Iii [Member]
Debt Instrument [Line Items]
Issue date			Jul. 29, 2015
Maturity date			Jan. 29, 2016
Nominal amount			€ 1,075
Interest rate			Six-month Euribor plus 800 bps
Interest payment			Semi-annually
Debt Instrument Basis Points			800
Floating Rate Notes Iv [Member]
Debt Instrument [Line Items]
Issue date			Oct. 19, 2015
Maturity date			Jan. 19, 2016
Nominal amount			€ 1,500
Interest rate			Three-month Euribor plus 800 bps
Interest payment			Quarterly
Debt Instrument Basis Points			800
Floating Rate Notes V [Member]
Debt Instrument [Line Items]
Issue date	Apr. 21, 2016
Maturity date	Apr. 21, 2017
Nominal amount	€ 3,000
Interest rate	Three-month Euribor plus 900 bps
Interest payment	Quarterly
Debt Instrument Basis Points	900
Floating Rate Notes Vi [Member]
Debt Instrument [Line Items]
Issue date	May 02, 2013
Maturity date	May 03, 2016
Nominal amount	€ 3,000
Interest rate	Three-month Euribor plus 1,200 bps
Interest payment	Quarterly
Debt Instrument Basis Points	1,200